Consolidated Income Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	[1]	Mar. 31, 2019
Profit (loss) [abstract]
Revenue	$ 3,623.2		$ 3,304.1
Cost of sales	2,539.6		2,362.6
Gross profit	1,083.6		941.5
Research and development expenses	137.5		101.4
Selling, general and administrative expenses	437.5		415.2
Other gains – net	(1.0)		(22.3)
Share of after tax profit of equity accounted investees	(27.5)		(33.4)
Operating profit	537.1		480.6
Finance expense – net	144.4		80.9
Earnings before income taxes	392.7		399.7
Income tax expense	73.8		59.6
Net income	318.9	[2]	340.1
Attributable to:
Equity holders of the Company	311.4		330.0
Non-controlling interests	$ 7.5		$ 10.1
Basic earnings per share [abstract]
Basic – continuing operations (in dollars per share)	$ 1.17		$ 1.24
Diluted earnings per share [abstract]
Diluted – continuing operations (in dollars per share)	$ 1.16		$ 1.23

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[2]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.